Segment Information - Summary of Depreciation and Amortization Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Depreciation and Amortization Expenses [Line Items]
Depreciation and amortization	$ 178,729	$ 145,888	$ 106,820
Educational services and test preparation courses [Member]
Depreciation and Amortization Expenses [Line Items]
Depreciation and amortization	141,070	110,946	80,277
Private label products and livestreaming e-commerce [Member]
Depreciation and Amortization Expenses [Line Items]
Depreciation and amortization	2,570	2,296	1,973
Overseas study consulting services [Member]
Depreciation and Amortization Expenses [Line Items]
Depreciation and amortization	7,092	5,867	4,517
Others [Member]
Depreciation and Amortization Expenses [Line Items]
Depreciation and amortization	$ 27,997	$ 26,779	$ 20,053